Horizon U.S. Defensive Small/Mid Cap Fund
PORTFOLIO OF INVESTMENTS
February 28, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 102.2%
	Accommodation and Food Services - 2.7%
27	Bloomin' Brands, Inc.	$705
38	Boyd Gaming Corp.	2,475
11	Casey's General Stores, Inc.	2,287
8	Chuy's Holdings, Inc. (a)	286
11	Dave & Buster's Entertainment, Inc. (a)	440
20	The Marcus Corp.	322
5	Monarch Casino & Resort, Inc. (a)	368
14	Texas Roadhouse, Inc.	1,422
		8,305
	Administrative and Support and Waste Management and Remediation Services - 3.2%
7	ABM Industries, Inc.	339
15	AdaptHealth Corp. (a)	240
11	AMN Healthcare Services, Inc. (a)	990
17	Clean Harbors, Inc. (a)	2,245
1	CorVel Corp. (a)	180
12	Cross Country Healthcare, Inc. (a)	318
20	Enhabit, Inc. (a)	307
9	EVERTEC, Inc.	331
3	Fair Isaac Corp. (a)	2,032
10	Heidrick & Struggles International, Inc.	343
8	Korn Ferry	447
11	WEX, Inc. (a)	2,121
		9,893
	Agriculture, Forestry, Fishing and Hunting - 0.5%
9	Andersons Inc/The	411
22	Cal-Maine Foods, Inc.	1,249
		1,660
	Banks - 1.1%
134	First Horizon National Corp.	3,319

	Commercial Services - 0.4%
34	H&R Block, Inc.	1,251

	Construction - 3.5%
11	Century Communities, Inc.	658
8	Granite Construction, Inc.	346
18	Green Brick Partners, Inc. (a)	562
30	KB Home	1,058
10	M/I Homes, Inc. (a)	578
29	MDC Holdings, Inc.	1,073
15	Meritage Homes Corp. (a)	1,638
48	Taylor Morrison Home Corp. (a)	1,720
44	Toll Brothers, Inc.	2,637
25	Tri Pointe Homes, Inc. (a)	596
		10,866
	Diversified Financial Services - 0.8%
12	Affiliated Managers Group, Inc.	1,913
26	Navient Corp.	469
		2,382
	Educational Services - 0.7%
8	Grand Canyon Education, Inc. (a)	906
23	Perdoceo Education Corp. (a)	317
3	Strategic Education, Inc.	256
17	Stride, Inc. (a)	722
		2,201
	Electrical Components & Equipment - 0.5%
8	Acuity Brands, Inc.	1,552

	Electronics - 0.3%
35	Vontier Corp.	916

	Engineering & Construction - 0.7%
45	nVent Electric PLC	2,063

	Finance and Insurance - 16.3%
13	Ameris Bancorp	622
42	Associated Banc-Corp	972
23	Axos Financial, Inc. (a)	1,090
18	Banc of California, Inc.	316
19	Bank OZK	875
50	Cadence Bank	1,328
20	Cathay General Bancorp	858
1	Chemed Corp.	522
3	City Holding Co.	295
29	CNO Financial Group, Inc.	743
51	East West Bancorp, Inc.	3,887
8	Encore Capital Group, Inc. (a)	413
13	Enova International, Inc. (a)	634
21	Essent Group Ltd.	902
8	Euronet Worldwide, Inc. (a)	871
15	Evercore, Inc.	1,968
9	First Bancorp/Southern Pines NC	373
139	FNB Corp/PA	1,984
30	Fulton Financial Corp.	516
156	Genworth Financial, Inc. (a)	972
21	Hilltop Holdings, Inc.	697
25	Hope Bancorp, Inc.	320
39	Interactive Brokers Group, Inc.	3,358
7	Kinsale Capital Group, Inc.	2,231
64	MGIC Investment Corp.	881
24	Mr Cooper Group, Inc. (a)	1,114
24	NMI Holdings, Inc. (a)	560
63	Old Republic International Corp.	1,661
5	Preferred Bank/Los Angeles CA	352
13	Primerica, Inc.	2,495
15	Reinsurance Group of America, Inc.	2,167
5	RenaissanceRe Holdings Ltd.	1,075
9	Renasant Corp.	324
17	RLI Corp.	2,344
15	S&T Bancorp, Inc.	559
14	Selective Insurance Group, Inc.	1,421
8	Southside Bancshares, Inc.	306
12	UMB Financial Corp.	1,088
30	Voya Financial, Inc.	2,235
20	Washington Federal, Inc.	701
58	Webster Financial Corp.	3,081
18	Wintrust Financial Corp.	1,658
53	WisdomTree, Inc.	316
		51,085
	Health Care and Social Assistance - 0.6%
4	Acadia Healthcare Co, Inc. (a)	290
3	Addus HomeCare Corp. (a)	326
7	Encompass Health Corp.	396
13	HealthStream, Inc. (a)	333
12	Option Care Health, Inc. (a)	368
3	US Physical Therapy, Inc.	304
		2,017
	Information - 2.3%
12	ACI Worldwide, Inc. (a)	310
11	Frontier Communications Parent, Inc. (a)	301
21	Gogo, Inc. (a)	346
14	Nexstar Media Group, Inc.	2,603
4	Oxford Industries, Inc.	470
13	Progress Software Corp.	747
4	Shutterstock, Inc.	301
4	SPS Commerce, Inc. (a)	602
13	Thryv Holdings, Inc. (a)	310
16	World Wrestling Entertainment, Inc.	1,344
		7,334
	Insurance - 2.1%
32	Federated Investors, Inc.	1,259
85	Unum Group	3,787
132	Valley National Bancorp	1,529
		6,575
	Management of Companies and Enterprises - 0.6%
7	ATN International, Inc.	294
8	Hawaiian Electric Industries, Inc.	324
8	PRA Group, Inc. (a)	340
46	Sotera Health Co. (a)	768
		1,726
	Manufacturing - 34.5% (c)
4	Advanced Energy Industries, Inc.	372
8	AdvanSix, Inc.	329
17	AGCO Corp.	2,394
27	Allegro MicroSystems, Inc. (a)	1,179
10	Amphastar Pharmaceuticals, Inc. (a)	319
11	Avanos Medical, Inc. (a)	309
5	Axcelis Technologies, Inc. (a)	643
11	Belden, Inc.	928
6	Brady Corp.	331
67	Builders FirstSource, Inc. (a)	5,680
11	Carlisle Cos, Inc.	2,840
21	Catalyst Pharmaceuticals, Inc. (a)	320
21	Cirrus Logic, Inc. (a)	2,158
3	Coca-Cola Consolidated, Inc.	1,671
9	Cohu, Inc. (a)	335
53	Commercial Metals Co.	2,743
7	CTS Corp.	303
10	Diodes, Inc. (a)	917
26	Donaldson Co, Inc.	1,644
15	Dorian LPG Ltd.	329
8	elf Beauty, Inc. (a)	598
8	Encore Wire Corp.	1,544
5	Enovis Corp. (a)	288
3	ESCO Technologies, Inc.	280
37	FutureFuel Corp.	324
18	Greif, Inc.	1,279
9	Haemonetics Corp. (a)	700
8	Harmony Biosciences Holdings, Inc. (a)	352
67	HF Sinclair Corp.	3,331
7	Ingredion, Inc.	696
26	Innoviva, Inc. (a)	314
2	Inter Parfums, Inc.	241
4	InterDigital, Inc.	292
15	Iridium Communications, Inc. (a)	921
28	Ironwood Pharmaceuticals, Inc. (a)	316
37	Jabil, Inc.	3,072
3	John B Sanfilippo & Son, Inc.	269
13	Kulicke & Soffa Industries, Inc.	693
5	Lantheus Holdings, Inc. (a)	370
22	Lattice Semiconductor Corp. (a)	1,869
8	LCI Industries	902
6	LeMaitre Vascular, Inc.	301
17	Lincoln Electric Holdings, Inc.	2,855
4	Littelfuse, Inc.	1,035
3	Medifast, Inc.	336
29	Mercer International, Inc.	313
4	Merit Medical Systems, Inc. (a)	282
6	Methode Electronics, Inc.	292
24	Mueller Industries, Inc.	1,775
14	Myers Industries, Inc.	362
2	NewMarket Corp.	687
25	NOW, Inc. (a)	321
61	O-I Glass, Inc. (a)	1,355
54	Olin Corp.	3,118
3	OSI Systems, Inc. (a)	278
36	Owens Corning	3,520
9	Patrick Industries, Inc.	656
59	PBF Energy, Inc.	2,579
20	PGT Innovations, Inc. (a)	423
19	Photronics, Inc. (a)	335
25	Pilgrim's Pride Corp. (a)	585
8	Post Holdings, Inc. (a)	720
7	Powell Industries, Inc.	310
12	Prestige Consumer Healthcare, Inc. (a)	723
13	Quanex Building Products Corp.	337
22	QuidelOrtho Corp. (a)	1,913
7	Rambus, Inc. (a)	310
9	Regal Rexnord Corp.	1,419
14	REGENXBIO, Inc. (a)	311
27	Reliance Steel & Aluminum Co.	6,692
10	REX American Resources Corp. (a)	330
9	Sanmina Corp. (a)	544
39	Silgan Holdings, Inc.	2,083
13	Simpson Manufacturing Co, Inc.	1,402
2	Standex International Corp.	231
34	SunCoke Energy, Inc.	323
18	Super Micro Computer, Inc. (a)	1,763
9	Supernus Pharmaceuticals, Inc. (a)	338
18	Terex Corp.	1,066
20	Thor Industries, Inc.	1,820
17	TimkenSteel Corp. (a)	311
21	Titan International, Inc. (a)	261
8	Tootsie Roll Industries, Inc.	352
22	UFP Industries, Inc.	1,882
69	United States Steel Corp.	2,113
12	United Therapeutics Corp. (a)	2,952
5	USANA Health Sciences, Inc. (a)	304
51	Vector Group Ltd.	677
25	Vishay Intertechnology, Inc.	531
12	Vista Outdoor, Inc. (a)	343
5	Visteon Corp. (a)	835
14	Wabash National Corp.	384
5	Watts Water Technologies, Inc.	876
55	Westlake Corp.	6,553
10	Winnebago Industries, Inc.	636
9	Xencor, Inc. (a)	289
26	Zynex, Inc. (a)	336
		108,073
	Materials - 0.1%
7	Olympic Steel, Inc.	368

	Media - 0.3%
58	TEGNA, Inc.	1,009

	Mining, Quarrying, and Oil and Gas Extraction - 4.5%
31	Civitas Resources, Inc.	2,175
201	Cleveland-Cliffs, Inc. (a)	4,287
10	CONSOL Energy, Inc.	547
39	Matador Resources Co.	2,098
6	ONE Gas, Inc.	481
25	Par Pacific Holdings, Inc. (a)	695
31	PDC Energy, Inc.	2,081
8	Ranger Oil Corp.	332
23	SM Energy Co.	679
23	Warrior Met Coal, Inc.	880
		14,255
	Oil & Gas - 0.7%
58	Murphy Oil Corp.	2,263

	Professional, Scientific, and Technical Services - 5.1%
19	Veradigm, Inc. (a)	316
7	CACI International, Inc. (a)	2,051
11	Computer Programs and Systems, Inc. (a)	330
12	Concentrix Corp.	1,642
30	Dynavax Technologies Corp. (a)	309
19	Exelixis, Inc. (a)	325
4	Exponent, Inc.	412
29	Genpact Ltd.	1,384
11	Insight Enterprises, Inc. (a)	1,473
13	Insperity, Inc.	1,613
6	Maximus, Inc.	492
3	Medpace Holdings, Inc. (a)	582
4	Perficient, Inc. (a)	283
18	Resources Connection, Inc.	325
14	Science Applications International Corp.	1,493
22	The Timken Co.	1,880
49	Vir Biotechnology, Inc. (a)	1,117
		16,027
	Real Estate and Rental and Leasing - 1.8%
22	The Aaron's Co., Inc.	316
19	Agiliti, Inc. (a)	362
15	Avis Budget Group, Inc. (a)	3,295
9	Marriott Vacations Worldwide Corp.	1,377
14	PROG Holdings, Inc. (a)	346
		5,696
	Real Estate Investment Trusts - 4.0%
12	Agree Realty Corp.	849
24	Armada Hoffler Properties, Inc.	308
24	Chatham Lodging Trust	293
8	Community Healthcare Trust, Inc.	310
14	CubeSmart	658
36	DiamondRock Hospitality Co.	314
10	EPR Properties	408
34	Essential Properties Realty Trust, Inc.	876
9	First Industrial Realty Trust, Inc.	475
11	Four Corners Property Trust, Inc.	299
46	The GEO Group., Inc. (a)	403
10	Getty Realty Corp.	343
23	Global Net Lease, Inc.	325
12	Lamar Advertising Co.	1,255
10	Life Storage, Inc.	1,205
47	Medical Properties Trust, Inc.	484
18	National Retail Properties, Inc.	816
23	Park Hotels & Resorts, Inc.	316
21	Physicians Realty Trust	312
7	PotlatchDeltic Corp.	323
31	Service Properties Trust	340
9	Spirit Realty Capital, Inc.	370
31	Sunstone Hotel Investors, Inc.	328
18	Tanger Factory Outlet Centers, Inc.	340
5	Universal Health Realty Income Trust	265
18	Urstadt Biddle Properties, Inc.	311
		12,526
	Retail - 1.7%
22	AutoNation, Inc. (a)	3,003
78	Macy's, Inc.	1,596
10	Signet Jewelers Ltd.	716
		5,315
	Retail Trade - 5.4%
24	Academy Sports & Outdoors, Inc.	1,420
10	Asbury Automotive Group, Inc. (a)	2,271
17	Buckle, Inc.	693
3	Cavco Industries, Inc. (a)	855
65	Chico's FAS, Inc. (a)	374
16	Dick's Sporting Goods, Inc.	2,058
11	Ethan Allen Interiors, Inc.	325
36	EZCorp, Inc. (a)	318
18	FirstCash Holdings, Inc.	1,589
6	Group 1 Automotive, Inc.	1,326
9	Haverty Furniture Cos, Inc.	340
2	Lithia Motors, Inc.	510
8	Murphy USA, Inc.	2,041
4	PriceSmart, Inc.	279
25	Sally Beauty Holdings, Inc. (a)	402
7	Scholastic Corp.	319
15	Sonic Automotive, Inc.	853
31	Sprouts Farmers Market, Inc. (a)	939
		16,912
	Semiconductors - 0.1%
2	IPG Photonics Corp. (a)	246

	Transportation - 0.7%
23	Ryder System, Inc.	2,252

	Transportation and Warehousing - 2.7%
10	ArcBest Corp.	962
14	Hub Group, Inc. (a)	1,284
53	Knight-Swift Transportation Holdings, Inc.	3,013
15	Landstar System, Inc.	2,712
8	Matson, Inc.	532
		8,503
	Utilities - 0.6%
6	New Jersey Resources Corp.	306
6	NorthWestern Corp.	347
8	OGE Energy Corp.	286
7	Portland General Electric Co.	334
8	UGI Corp.	298
6	Unitil Corp.	326
		1,897
	Wholesale Trade - 3.7%
4	Agilysys, Inc. (a)	320
8	Applied Industrial Technologies, Inc.	1,143
13	Arrow Electronics, Inc. (a)	1,534
6	ePlus, Inc. (a)	325
18	GMS, Inc. (a)	1,093
27	IAA, Inc. (a)	1,104
60	Univar Solutions, Inc. (a)	2,085
5	Veritiv Corp.	757
8	Watsco, Inc.	2,438
19	World Fuel Services Corp.	521
4	XPEL, Inc. (a)	267
		11,587
	TOTAL COMMON STOCKS (Cost - $306,107)	320,074

	SHORT TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
2,793	First American Treasury Obligations Fund, Class X, 4.48% (b)	2,793
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,793)	2,793

	TOTAL INVESTMENTS - 103.1% (Cost - $306,107)	322,867
	Liabilities in Excess of Other Assets - (3.1)%	(9,710)
	NET ASSETS - 100.0%	$313,157

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Interest rate reflects seven-day yield on February 28, 2023.
(c) As of February 28, 2023, the Fund had a significant portion of its assets invested in the Manufacturing industry.